Supplement dated December 14, 2015

to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2015, each as supplemented, for the following Fund:

WANGER ADVISORS TRUST

Wanger USA

Effective January 1, 2016, the Prospectus and SAI for Wanger USA are supplemented to reflect that Columbia Wanger Asset Management, LLC (“CWAM”), the investment adviser to the Fund, has appointed Matthew Litfin, CFA, as lead portfolio manager of the Fund. Mr. Litfin will also serve as the Director of Domestic Research and as an analyst at CWAM. Mr. Litfin has been associated with CWAM as an investment professional since 2015. He began his investment career in 1997. Prior to joining CWAM, Mr. Litfin served as an analyst and portfolio manager for funds that invested in small- and mid-cap companies. He earned a B.S. from the University of Tennessee and an M.B.A. from Harvard University.

Shareholders should retain this Supplement for future reference.

C-1466-3 A (12/15)

Supplement dated December 14, 2015

to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2015, each as supplemented, for the following Fund:

WANGER ADVISORS TRUST

Wanger International

Effective January 1, 2016, the Prospectus and SAI for Wanger International are supplemented to reflect that:

•	Columbia Wanger Asset Management, LLC (“CWAM”), the investment adviser to the Fund, has appointed P. Zachary Egan, CFA, as a co-portfolio manager of the Fund. Mr. Egan is the Global Chief Investment Officer of CWAM and has been associated with CWAM or its predecessors as an investment professional since 1999. He also serves as a portfolio manager and analyst at CWAM, and has been President of Wanger Advisors Trust since April 2014. Mr. Egan served as a Vice President of the Trust from 2003 through March 2014. He began his investment career in 1999 and earned a B.A. from Middlebury College and an M.A. from the University of Chicago.

•	Louis J. Mendes, CFA, will continue to serve as a co-portfolio manager of the Fund. Christopher J. Olson, CFA, will no longer serve as a co-portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

C-1456-4 A (12/15)

Supplement dated December 14, 2015

to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2015, each as supplemented, for the following Fund:

WANGER ADVISORS TRUST

Wanger International Select

Effective January 1, 2016, the Prospectus and SAI for Wanger International Select are supplemented to reflect that:

•	Columbia Wanger Asset Management, LLC (“CWAM”), the investment adviser to the Fund, has appointed Stephen Kusmierczak, CFA, as a co-portfolio manager of the Fund. Mr. Kusmierczak has been associated with CWAM or its predecessors as an investment professional since 2001. He began his investment career in 1999 and earned a B.A. from Bowdoin College and an M.P.A. from Princeton University, Woodrow Wilson School of Public and International Affairs.

•	Andreas Waldburg-Wolfegg will continue to serve as a co-portfolio manager of the Fund. Christopher J. Olson, CFA, will no longer serve as a co-portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

C-1451-3 A (12/15)